Related Party Transactions (Schedule of Related Party Transactions) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Related Party Transactions [Abstract]
Sales of products	¥ 802	¥ 1,128	¥ 1,847
Purchases of raw materials	2,800	3,757	6,155
Receivables	114	338	459
Payables	1,336	1,255	2,653
Purchases of software, hardware and others	282	66	95
Research and development expenses, computer rentals, maintenance and other expenses	¥ 1,551	¥ 1,634	¥ 1,976